LOANS PAYABLE	7 Months Ended
Dec. 31, 2020
Loan Payable [Abstract]
LOANS PAYABLE [Text Block]

8. LOANS PAYABLE

	Convertible	Other
	loan facility	loans	Total
As at May 31, 2019	$—	$2,146,124	$2,146,124
Additions	5,367,275	—	5,367,275
Allocation of conversion feature	(2,133,352)	—	(2,133,352)
Interest expense	647,466	53,545	701,011
Repayments	(357,819)	(2,146,575)	(2,504,394)
Currency translation adjustments	—	(53,094)	(53,094)
As at May 31, 2020	3,523,570	—	3,523,570
Conversion	(3,603,128)	—	(3,603,128)
Additions	3,833,768	—	3,833,768
Allocation of conversion feature	(955,703)	—	(955,703)
Interest expense	424,104	—	424,104
Interest payments	(219,164)	—	(219,164)
Foreign exchange adjustments	59,259	—	59,259
As at December 31, 2020	$3,062,706	$—	$3,062,706

In March 2019, the Company entered into a convertible loan facility (the "Loan Facility") of C$12,000,000 with Beedie Capital ("Beedie") to fund acquisitions of new royalties and streams. The Loan Facility consisted an initial advance of C$7,000,000, with the remaining C$5,000,000 available for subsequent advances in minimum tranches of C$1,250,000. The facility carried an interest rate of 8.0% on amount advanced and 2.5% on standby funds available, with the principal repayment due on April 21, 2023. Per the Loan Facility, at the option of Beedie, principal outstanding could be converted into common shares of the Company at a conversion price of C$5.56 per share. In August 2019, the Company drew down the initial advance of $5,367,275 (C$7,000,000), of which $3,233,923 was allocated to the liability portion and the residual value of $2,133,352 was allocated to the conversion feature as equity and a deferred tax liability of $576,050 related to the taxable temporary difference arising from the equity portion of the convertible loan was recognized in equity reserves. The effective interest rate on the liability was 23.5% per annum, with an expected life of four years.

On August 6, 2020, the Company completed an amendment with Beedie on its Loan Facility (the "Loan Amendment"). As part of the Loan Amendment the following items of the Loan Facility were amended:

  Beedie converted C$6,000,000 of the C$7,000,000 drawn down on the Loan Facility in 2019 at a conversion price of C$5.56 per share for a total of 1,079,136 common shares of the Company. The conversion price on the remaining C$1,000,000 will remain at C$5.56 per share;
  the Company drew down the remaining undrawn C$5,000,000 available from the Loan Facility and the conversion price for this drawn C$5,000,000 was repriced from C$5.56 to C$9.90 per share;
  the Loan Facility was increased by an aggregate C$20,000,000. All future advances from the additional C$20,000,000 will have a minimum amount of C$2,500,000 and each advance will have its own conversion price based on a 20% premium to the 30-day Volume Weighted Average Price ("VWAP") of the Company's shares on the date of such advance;
  if for a period of 30 consecutive trading days the 30-day VWAP is at a 50% premium above any or all of the conversion prices, the Company may elect to convert the principal amount outstanding under the Loan Facility at the respective conversion prices;
  the standby fee on all undrawn funds available under the Loan Facility will bear an interest rate of 1.5% (previously 2.5%), the interest rate on all drawn funds will remain unchanged at 8.0%; and
  the maturity date remains unchanged with principal payment due April 21, 2023.

Following this conversion and draw down, under the Loan Facility and the Loan Amendment (together the "Amended Loan Facility") the Company had C$1,000,000 outstanding with a conversion price of C$5.56, C$5,000,000 outstanding with a conversion price of C$9.90 per share, and had C$20,000,000 million available under the Amended Loan Facility with the conversion price to be determined on the date of any future advances.

In August 2020, the Company drew down $3,833,768 (C$5,000,000) from the Amended Loan Facility of which $2,878,065 was allocated to the liability portion and the residual value of $955,703 was allocated to the conversion feature as equity reserves. A deferred tax liability of $258,040 related to the taxable temporary difference arising from the equity portion of the convertible loan was recognized as an offset in equity reserves. The effective interest rate on the liability portion was 20.0% per annum, with an expected life of approximately three years.

In August 2020, as per the terms of the Loan Amendment, Beedie converted C$6,000,000 of the initial draw-down on the Loan Facility in 2019 at a conversion price of C$5.56 per share for a total of 1,079,136 common shares of the Company. Upon conversion the Company derecognized $3,084,141 from the liability, and $1,828,588 from equity reserves and transferred $4,912,729 to share capital. The Company also recorded a deferred income tax expense of $409,423 with an offset to equity reserves to unwind a portion of the deferred taxes that were recognized in August 2019 upon the first draw-down.

In October 2020, as per the terms of the Loan Amendment, Beedie converted the remaining C$1,000,000 of the initial draw-down on the Loan Facility in 2019 at a conversion price of C$5.56 per share for a total of 179,856 common shares of the Company. Upon conversion the Company derecognized $518,987 from the liability, and $304,764 from equity reserves and transferred $823,751 to share capital. The Company also recorded a deferred income tax expense of $166,583 with an offset to equity reserves to unwind a portion of the deferred taxes that were recognized in August 2019 upon the first draw-down.

For the seven months ended December 31, 2020, the Company recognized finance charges of $187,680 (May 31, 2020 - $334,410) related to costs associated with the Amended Loan Facility, including standby fees on the undrawn portion of the Amended Loan Facility, as well as set up and other associated costs.